Summary of Federal Income Tax Expense Attributable to Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of percentage computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests
Income before federal income taxes and noncontrolling interests		$ 901	$ 904	$ 1,228
Computed (expected tax expense)		(315)	(316)	(430)
Dividends received deduction		128	144	118
Tax credits		90	81	63
Impact of enacted tax law changes	[1]	530
Other, net	[2]	(25)	(35)	(44)
Total federal income tax benefit (expense)		$ 408	$ (126)	$ (293)
Computed (expected tax expense)		(35.00%)	(35.00%)	(35.00%)
Dividends received deduction		14.00%	16.00%	10.00%
Tax credits		10.00%	9.00%	5.00%
Impact of enacted tax law changes1	[1]	59.00%
Other, net	[2]	(3.00%)	(4.00%)	(4.00%)
Total federal income tax benefit (expense)		45.00%	(14.00%)	(24.00%)

[1]	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
[2]	Certain prior period amounts have been reclassified to conform to the current year's presentation.